Columbia Adaptive Risk Allocation Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 9.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	19,913,741	234,783,009
Total Alternative Strategies Funds (Cost $205,403,840)		234,783,009

Common Stocks 6.9%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	24,976	406,852
Total Health Care		406,852
Information Technology 0.1%
IT Services 0.1%
NEXTDC Ltd.(b)	61,141	603,352
Total Information Technology		603,352
Real Estate 6.8%
Diversified REITs 0.3%
Activia Properties, Inc.	203	194,167
CapitaLand Integrated Commercial Trust	542,187	1,048,963
Charter Hall Group	49,962	784,183
Charter Hall Long Wale REIT	59,396	158,883
Daiwa House REIT Investment Corp.	400	340,615
Global Net Lease, Inc.	15,972	150,456
GPT Group (The)	227,605	819,374
H&R Real Estate Investment Trust	22,571	172,586
Hulic REIT, Inc.	143	157,542
Kenedix Office Investment	362	394,044
Mapletree Commercial Trust	179,000	200,808
Merlin Properties Socimi SA	64,921	1,146,412
Mirvac Group	446,990	651,973
Mori Trust Sogo REIT, Inc.	379	188,556
Nomura Real Estate Master Fund, Inc.	390	416,809
Premier Investment Corp.	208	193,019
Sekisui House REIT, Inc.	359	216,348
Stockland	254,472	925,413
Suntec Real Estate Investment Trust	180,200	202,187
United Urban Investment Corp.	259	307,564
Total		8,669,902
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care REITs 1.1%
Aedifica SA	20,283	1,878,664
Alexandria Real Estate Equities, Inc.(c)	15,070	814,383
CareTrust REIT, Inc.	47,731	1,938,833
Cofinimmo SA	43,538	4,764,012
Healthpeak Properties, Inc.(c)	61,728	1,091,351
LTC Properties, Inc.	4,100	162,688
Medical Properties Trust, Inc.	43,422	250,111
National Health Investors, Inc.	4,200	353,094
Parkway Life Real Estate Investment Trust	46,400	147,483
Sila Realty Trust, Inc.	4,717	121,368
Ventas, Inc.(c)	40,336	3,475,350
Welltower, Inc.(c)	64,675	13,395,486
Total		28,392,823
Hotel & Resort REITs 0.1%
CapitaLand Ascott Trust	189,600	145,321
CDL Hospitality Trusts	90,700	61,667
Hoshino Resorts REIT, Inc.	61	105,885
Host Hotels & Resorts, Inc.(c)	116,200	2,276,358
Invincible Investment Corp.	651	276,433
Japan Hotel REIT Investment Corp.	441	239,536
Sunstone Hotel Investors, Inc.	19,600	181,888
Xenia Hotels & Resorts, Inc.	8,359	127,725
Total		3,414,813
Industrial REITs 0.9%
CapitaLand Ascendas REIT	302,000	641,522
Dream Industrial Real Estate Investment Trust	24,284	236,422
EastGroup Properties, Inc.	5,544	1,088,343
First Industrial Realty Trust, Inc.	18,296	1,155,209
Frasers Logistics & Commercial Trust(d)	295,600	231,276
GLP J-REIT	419	375,628
Goodman Group	172,667	3,551,827
Granite Real Estate Investment Trust	5,155	347,572
Industrial & Infrastructure Fund Investment Corp.	229	222,806
Innovative Industrial Properties, Inc.	3,100	164,176
Japan Logistics Fund, Inc.	256	170,044
LaSalle Logiport REIT	147	144,962

Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
LXP Industrial Trust	5,620	278,527
Mapletree Industrial Trust	194,800	313,782
Mapletree Logistics Trust	278,200	283,632
Mitsubishi Estate Logistics REIT Investment Corp.	144	119,873
Mitsui Fudosan Logistics Park, Inc.	233	175,604
Montea NV	4,538	420,017
Nippon Prologis REIT, Inc.	647	379,488
Prologis, Inc.(c)	79,967	11,400,895
Warehouses De Pauw CVA	15,771	484,439
Total		22,186,044
Office REITs 0.2%
Allied Properties Real Estate Investment Trust	16,400	114,339
BXP, Inc.(c)	12,600	725,508
Cousins Properties, Inc.	14,274	330,586
Daiwa Office Investment Corp.	47	109,847
Dexus Property Group	105,583	504,174
Douglas Emmett, Inc.	14,162	140,062
Global One Real Estate Investment Corp.	86	77,255
Ichigo Office REIT Investment Corp.	103	65,220
Japan Excellent, Inc.	123	120,192
Japan Prime Realty Investment Corp.	365	249,104
Japan Real Estate Investment Corp.	625	520,373
Keppel REIT	315,000	241,429
Mori Hills REIT Investment Corp.	145	136,395
Nippon Building Fund, Inc.	674	627,023
NIPPON REIT Investment Corp.	144	86,027
ORIX JREIT, Inc.	467	311,449
Piedmont Realty Trust, Inc.(b)	6,109	46,367
Precinct Properties Group	256,837	168,700
SL Green Realty Corp.	6,207	228,728
Tokyu REIT, Inc.	85	114,558
Vornado Realty Trust	28,763	793,284
Total		5,710,620
Real Estate Management & Development 1.9%
Azrieli Group Ltd.	9,593	1,378,543
CapitaLand Investment Ltd.	209,300	505,785
Castellum AB	29,419	391,294
Catena AB	27,865	1,535,815
Common Stocks (continued)
Issuer	Shares	Value ($)
City Developments Ltd.	38,100	295,099
CTP NV(d)	32,562	691,406
Fabege AB	19,861	185,023
Fastighets AB Balder, Class B(b)	258,706	1,943,998
Grand City Properties SA(b)	84,782	1,110,407
Henderson Land Development Co., Ltd.	136,000	614,753
Hongkong Land Holdings Ltd.	88,700	767,947
Hulic Co., Ltd.	37,100	491,662
Hysan Development Co., Ltd.	33,000	91,974
Intea Fastigheter AB	169,387	1,444,769
Logistea AB, Class B	307,745	500,432
Mitsubishi Estate Co., Ltd.	95,300	3,213,830
Mitsui Fudosan Co., Ltd.	224,500	3,026,221
New World Development Co., Ltd.(b)	82,000	113,539
Nomura Real Estate Holdings, Inc.	46,900	349,126
NP3 Fastigheter AB	56,794	1,703,588
Nyfosa AB	13,758	113,003
Pandox AB	99,001	2,215,229
Platzer Fastigheter Holding AB, Class B	21,899	193,092
PSP Swiss Property AG	14,467	3,115,790
Sagax AB, Class B	94,159	1,992,948
Sino Land Co., Ltd.	276,000	449,883
Sumitomo Realty & Development Co., Ltd.	59,000	1,994,575
Sun Hung Kai Properties Ltd.	119,500	2,221,583
Swedish Logistic Property AB, Class B(b)	143,408	660,837
Swire Properties Ltd.	85,800	295,277
Swiss Prime Site AG	35,188	6,714,567
TAG Immobilien AG	246,909	4,816,042
Tokyo Tatemono Co., Ltd.	16,700	467,249
UOL Group Ltd.	39,600	352,901
VGP NV	1,164	151,071
Wharf Real Estate Investment Co., Ltd.	144,000	530,110
Wihlborgs Fastigheter AB	187,002	1,980,961
Total		48,620,329
Residential REITs 0.6%
Advance Residence Investment Corp.	202	222,389
Boardwalk Real Estate Investment Trust	3,406	163,302
Camden Property Trust	9,733	1,054,473
Canadian Apartment Properties REIT	13,431	371,604
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Centerspace	2,200	138,380
Comforia Residential REIT, Inc.	215	154,535
Daiwa Securities Living Investments Corp.	204	151,361
Elme Communities	9,300	19,995
Equity Residential(c)	20,021	1,265,527
Essex Property Trust, Inc.(c)	5,780	1,474,536
Independence Realty Trust, Inc.	83,248	1,379,419
InterRent Real Estate Investment Trust	15,600	153,135
Invitation Homes, Inc.(c)	144,265	3,799,940
Irish Residential Properties REIT PLC	3,634,308	4,612,076
Killam Apartment Real Estate Investment Trust	11,600	143,719
Mitsui Fudosan Accommodations Fund, Inc.	244	215,526
Veris Residential, Inc.	9,000	169,650
Xior Student Housing NV(d)	3,301	116,867
Total		15,606,434
Retail REITs 0.9%
Acadia Realty Trust	13,869	290,139
AEON REIT Investment Corp.	178	155,810
Brixmor Property Group, Inc.	25,910	784,296
Choice Properties Real Estate Investment Trust	23,697	275,528
Crombie Real Estate Investment Trust	9,900	118,738
Curbline Properties Corp.	70,044	1,947,924
Eurocommercial Properties NV	3,787	127,287
Federal Realty Investment Trust(c)	25,605	2,785,056
First Capital Realty, Inc.	17,974	281,855
Fortune Real Estate Investment Trust	120,000	83,322
Frasers Centrepoint Trust	121,200	219,395
Frontier Real Estate Investment Corp.	258	147,899
Fukuoka REIT Corp.	62	73,845
Getty Realty Corp.	5,184	170,139
Hammerson PLC	44,238	219,005
Japan Retail Fund Investment Corp.	564	439,869
Kimco Realty Corp.(c)	56,216	1,323,887
Kite Realty Group Trust	18,293	476,533
Lendlease Global Commercial REIT	183,500	83,305
Link REIT (The)	236,800	1,170,712
Macerich Co. (The)	65,317	1,337,039
NetSTREIT Corp.	7,113	147,737
Phillips Edison & Co., Inc.	11,080	435,222
Common Stocks (continued)
Issuer	Shares	Value ($)
Primaris Real Estate Investment Trust	12,900	172,687
Realty Income Corp.(c)	44,017	2,949,139
RioCan Real Estate Investment Trust	25,396	367,335
Scentre Group	458,842	1,247,244
Simon Property Group, Inc.(c)	19,379	3,950,409
Smart Real Estate Investment Trust	10,980	223,536
Vicinity Ltd.	468,561	816,745
Total		22,821,637
Specialized REITs 0.8%
American Tower Corp.	4,710	903,661
CubeSmart	19,264	792,521
Digital Realty Trust, Inc.(c)	19,529	3,460,539
Equinix, Inc.(c)	9,887	9,632,509
Four Corners Property Trust, Inc.	10,200	260,304
Keppel DC REIT	144,708	264,034
National Storage REIT	151,363	299,383
Public Storage(c)	10,073	3,093,015
SmartStop Self Storage REIT, Inc.	34,255	1,142,404
Total		19,848,370
Total Real Estate		175,270,972
Total Common Stocks (Cost $159,913,146)		176,281,176

Foreign Government Obligations(e),(f) 15.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.3%
Republic of Austria Government Bond(d)
02/20/2036	3.200%	EUR	6,800,000	8,222,654
Belgium 0.9%
Kingdom of Belgium Government Bond(d)
06/22/2036	3.400%	EUR	11,300,000	13,643,710
06/22/2055	3.500%	EUR	9,900,000	10,551,315
Total				24,195,025
Canada 1.1%
Canadian Government Bond
06/01/2034	3.000%	CAD	38,500,000	28,204,839
China 2.0%
China Development Bank
07/18/2032	2.960%	CNY	50,950,000	7,933,684

Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China Government Bond
05/15/2032	2.760%	CNY	52,400,000	8,166,929
05/25/2033	2.670%	CNY	27,130,000	4,226,369
05/25/2034	2.270%	CNY	45,000,000	6,831,629
08/25/2035	1.830%	CNY	90,000,000	13,159,553
11/15/2035	1.780%	CNY	70,000,000	10,187,917
10/15/2053	3.000%	CNY	7,000,000	1,161,123
Total				51,667,204
France 2.2%
French Republic Government Bond OAT(d),(g)
11/25/2030	0.000%	EUR	15,428,000	16,231,064
French Republic Government Bond OAT(d)
05/25/2033	3.000%	EUR	19,800,000	23,582,573
05/25/2036	1.250%	EUR	8,757,000	8,533,929
05/25/2040	0.500%	EUR	9,000,000	6,956,923
Total				55,304,489
Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe(d)
08/15/2056	2.900%	EUR	2,300,000	2,503,286
Indonesia 0.7%
Indonesia Treasury Bond
04/15/2036	6.500%	IDR	294,000,000,000	17,647,541
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(d)
02/01/2037	4.000%	EUR	4,850,000	6,098,269
Japan 1.9%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	1,289,450,000	7,625,015
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	651,800,000	2,992,115
03/20/2042	0.800%	JPY	613,850,000	2,955,479
03/20/2043	1.100%	JPY	868,150,000	4,294,145
Japan Government 30-Year Bond
06/20/2051	0.700%	JPY	510,700,000	1,817,368
09/20/2051	0.700%	JPY	508,500,000	1,791,672
12/20/2051	0.700%	JPY	506,900,000	1,771,847
03/20/2052	1.000%	JPY	484,850,000	1,845,588
03/20/2053	1.400%	JPY	678,750,000	2,842,031
06/20/2054	2.200%	JPY	83,300,000	421,586
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	209,250,000	750,063
03/20/2064	2.200%	JPY	42,600,000	200,190
Japan Government Ten-Year Bond
09/20/2035	1.700%	JPY	1,103,700,000	6,838,749
Japan Government Thirty-Year Bond
09/20/2055	3.200%	JPY	507,000,000	3,159,660
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government Twenty-Year Bond
09/20/2040	0.400%	JPY	900,000,000	4,235,571
09/20/2045	2.700%	JPY	625,000,000	3,853,906
Total				47,394,985
Mexico 1.1%
Mexican Bonos
02/21/2036	8.000%	MXN	500,000,000	27,749,971
Netherlands 0.5%
Netherlands Government Bond(d)
07/15/2035	2.500%	EUR	11,000,000	12,775,983
New Zealand 1.3%
New Zealand Government Bond
05/15/2034	4.250%	NZD	38,000,000	22,952,461
05/15/2035	4.500%	NZD	7,000,000	4,277,355
05/15/2036	4.250%	NZD	11,000,000	6,549,821
Total				33,779,637
Poland 0.7%
Republic of Poland Government Bond
10/25/2035	5.000%	PLN	60,000,000	16,878,720
Sweden 2.0%
Sweden Government Bond(d)
05/11/2035	2.250%	SEK	212,000,000	23,008,820
10/15/2036	2.500%	SEK	205,000,000	22,446,074
Sweden Government Bond
03/30/2039	3.500%	SEK	51,500,000	6,186,343
Total				51,641,237
United Kingdom 0.6%
United Kingdom Gilt(d)
07/31/2054	4.375%	GBP	13,500,000	16,376,185
Total Foreign Government Obligations (Cost $414,181,614)				400,440,025

Inflation-Indexed Bonds(e) 14.5%

Canada 0.7%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	3,532,047	3,038,716
12/01/2036	3.000%	CAD	15,155,304	13,065,883
12/01/2041	2.000%	CAD	1,954,020	1,538,532
12/01/2054	0.250%	CAD	2,717,358	1,388,656
Total				19,031,787
France 1.3%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	10,676,288	14,474,930
07/25/2047	0.100%	EUR	1,348,022	1,104,185
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
French Republic Government Bond OAT(d)
03/01/2036	0.100%	EUR	5,162,265	5,264,272
07/25/2036	0.100%	EUR	6,389,260	6,661,896
07/25/2040	1.800%	EUR	4,605,223	5,612,789
07/25/2043	0.950%	EUR	1,154,428	1,208,377
Total				34,326,449
Germany 0.1%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	1,299,800	1,541,740
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2033	0.100%	EUR	1,233,620	1,408,510
Total				2,950,250
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(d)
05/15/2028	1.300%	EUR	11,210,966	13,483,751
05/15/2036	1.800%	EUR	5,281,350	6,431,214
Total				19,914,965
Mexico 0.2%
Mexican Udibonos
11/22/2035	4.500%	MXN	87,173,550	5,201,007
Sweden 0.3%
Sweden Inflation Linked Bond(d)
06/01/2036	0.750%	SEK	75,214,650	8,178,795
United Kingdom 3.6%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	12,324,803	16,489,515
08/10/2031	0.125%	GBP	3,060,156	4,027,995
03/22/2034	0.750%	GBP	6,387,199	8,391,070
11/22/2037	1.125%	GBP	10,791,353	14,082,806
03/22/2039	0.125%	GBP	5,987,079	6,685,239
03/22/2044	0.125%	GBP	5,950,184	5,951,385
11/22/2047	0.750%	GBP	5,503,820	5,978,401
03/22/2050	0.500%	GBP	5,195,858	5,137,383
03/22/2052	0.250%	GBP	5,444,724	4,899,409
11/22/2056	0.125%	GBP	6,859,468	5,596,048
11/22/2065	0.125%	GBP	5,410,221	4,001,241
03/22/2068	0.125%	GBP	3,125,536	2,277,659
United Kingdom Inflation-Linked Gilt(d)
09/22/2035	1.125%	GBP	7,073,364	9,448,709
Total				92,966,860
United States 7.5%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		18,042,959	18,016,176
01/15/2028	0.500%		20,700,759	20,560,867
01/15/2029	0.875%		23,028,971	22,980,394
07/15/2029	0.250%		13,318,604	13,039,226
07/15/2030	0.125%		20,126,503	19,370,187
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2032	3.375%	23,255,384	26,132,330
07/15/2034	1.875%	16,954,493	17,436,636
01/15/2035	2.125%	6,161,040	6,418,793
07/15/2035	1.875%	12,110,520	12,366,450
01/15/2036	1.875%	7,978,400	8,102,439
02/15/2042	0.750%	9,478,165	7,640,660
02/15/2043	0.625%	5,707,025	4,408,454
02/15/2045	0.750%	6,313,730	4,780,924
02/15/2050	0.250%	9,012,217	5,431,973
02/15/2053	1.500%	4,142,646	3,362,825
02/15/2055	2.375%	1,540,440	1,519,018
Total			191,567,352
Total Inflation-Indexed Bonds (Cost $406,233,521)			374,137,465

Residential Mortgage-Backed Securities - Agency 4.1%

Government National Mortgage Association TBA(h)
03/19/2056	3.000%	11,950,000	10,959,091
03/19/2056	3.500%	9,650,000	9,055,803
03/19/2056	4.000%	6,620,000	6,367,603
Uniform Mortgage-Backed Security TBA(h)
03/17/2041	2.500%	6,148,328	5,861,185
03/17/2041- 03/13/2054	3.000%	32,200,000	29,351,353
03/13/2055	3.500%	17,400,000	16,395,680
03/13/2055	4.000%	15,140,000	14,713,254
03/12/2056	4.500%	12,330,000	12,192,523
Total Residential Mortgage-Backed Securities - Agency (Cost $103,094,496)			104,896,492

U.S. Treasury Obligations 8.5%

U.S. Treasury
08/15/2030	0.625%	11,479,000	10,131,114
02/15/2031	1.125%	20,693,000	18,468,503
08/15/2031	1.250%	19,572,000	17,324,278
11/15/2031	1.375%	8,966,000	7,937,712
05/15/2033	3.375%	113,380,000	110,740,372
05/15/2034	4.375%	47,000,000	48,799,219
08/15/2034	3.875%	5,000,000	5,007,031
Total U.S. Treasury Obligations (Cost $223,763,520)			218,408,229

Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)

Money Market Funds 34.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(a),(i)	880,213,617	880,037,575
Total Money Market Funds (Cost $879,964,827)		880,037,575
Total Investments in Securities (Cost: $2,392,554,964)		2,388,983,971
Other Assets & Liabilities, Net		181,709,903
Net Assets		2,570,693,874
At February 28, 2026, securities and/or cash totaling $222,741,868 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,174,000 CAD	8,171,235 USD	Barclays	03/11/2026	—	(23,418)
647,000 CHF	839,832 USD	Barclays	03/11/2026	—	(2,537)
232,545,288 EUR	276,917,719 USD	Barclays	03/11/2026	2,018,803	—
99,528,000 JPY	649,485 USD	Barclays	03/11/2026	11,704	—
11,067,000 NZD	6,642,866 USD	Barclays	03/11/2026	2,024	—
4,363,000 SEK	484,620 USD	Barclays	03/11/2026	1,086	—
7,789,276 USD	5,693,000 GBP	Barclays	03/11/2026	—	(116,908)
11,531,000 AUD	8,144,345 USD	Citi	03/11/2026	—	(61,414)
7,475,000 EUR	8,846,745 USD	Citi	03/11/2026	10,318	—
16,866,580,988 JPY	110,088,709 USD	Citi	03/11/2026	2,006,730	—
23,159,000 NOK	2,415,843 USD	Citi	03/11/2026	—	(19,699)
864,564,000 SEK	97,057,833 USD	Citi	03/11/2026	1,241,669	—
58,192,388 USD	8,916,778,000 JPY	Citi	03/11/2026	—	(1,053,184)
20,993,502 USD	34,978,000 NZD	Citi	03/11/2026	—	(4,673)
32,461,000 CHF	42,132,520 USD	Goldman Sachs International	03/11/2026	—	(130,454)
4,021,000 EUR	4,746,116 USD	Goldman Sachs International	03/11/2026	—	(7,231)
26,966,000 HKD	3,462,211 USD	Goldman Sachs International	03/11/2026	13,970	—
16,547,000 JPY	106,408 USD	Goldman Sachs International	03/11/2026	374	—
39,208,000 NOK	4,099,021 USD	Goldman Sachs International	03/11/2026	—	(24,332)
398,324,164 CNY	57,142,477 USD	HSBC	03/11/2026	—	(897,685)
530,000 EUR	626,220 USD	HSBC	03/11/2026	—	(310)
81,267,000 NZD	48,687,872 USD	HSBC	03/11/2026	—	(77,041)
154,264,000 SEK	17,136,412 USD	HSBC	03/11/2026	39,951	—
4,606,000 SGD	3,639,711 USD	HSBC	03/11/2026	—	(4,030)
27,277,863 USD	23,076,000 EUR	HSBC	03/11/2026	985	—
3,163,428 USD	30,181,000 NOK	HSBC	03/11/2026	10,590	—
18,020,630 USD	30,079,000 NZD	HSBC	03/11/2026	28,515	—
26,527,000 AUD	18,672,623 USD	HSBC	03/26/2026	—	(203,486)
999,000 NZD	595,046 USD	HSBC	03/26/2026	—	(4,802)
214,445,000 SEK	23,665,403 USD	HSBC	03/26/2026	—	(122,623)
1,664,000 AUD	1,179,429 USD	JPMorgan	03/11/2026	—	(4,717)
64,052,853 CAD	46,906,663 USD	JPMorgan	03/11/2026	—	(67,639)
9,098,000 EUR	10,732,537 USD	JPMorgan	03/11/2026	—	(22,488)
149,823,265 GBP	205,334,283 USD	JPMorgan	03/11/2026	3,419,766	—
6,249,000 NZD	3,757,242 USD	JPMorgan	03/11/2026	7,480	—
14,895,237 USD	20,339,000 CAD	JPMorgan	03/11/2026	20,731	—
17,475,762 USD	2,727,345,000 JPY	JPMorgan	03/11/2026	1,215	—
909,507 USD	140,319,000 JPY	JPMorgan	03/11/2026	—	(10,335)
9,932,000 CHF	12,768,529 USD	Morgan Stanley	03/11/2026	—	(162,553)
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,569,000 EUR	7,769,921 USD	Morgan Stanley	03/11/2026	4,505	—
527,662,000 MXN	30,397,287 USD	Morgan Stanley	03/11/2026	—	(217,565)
20,112,000 NOK	2,061,427 USD	Morgan Stanley	03/11/2026	—	(53,674)
9,507,000 NZD	5,673,968 USD	Morgan Stanley	03/11/2026	—	(30,784)
4,179,007 USD	3,192,000 CHF	Morgan Stanley	03/11/2026	—	(23,145)
1,222,479 USD	1,034,000 EUR	Morgan Stanley	03/11/2026	—	(156)
21,713,763 USD	16,012,000 GBP	Morgan Stanley	03/11/2026	—	(134,636)
44,607,461 USD	435,206,000 NOK	Morgan Stanley	03/11/2026	1,161,461	—
7,339,000 CAD	5,356,964 USD	Morgan Stanley	03/26/2026	—	(28,758)
4,156,743 USD	3,200,000 CHF	Morgan Stanley	03/26/2026	17,440	—
13,870,000 ZAR	866,037 USD	Standard Chartered	03/11/2026	—	(4,414)
5,585,000 CAD	4,084,667 USD	State Street	03/11/2026	—	(11,192)
861,000 EUR	1,017,256 USD	State Street	03/11/2026	—	(559)
15,513,000 CHF	20,090,908 USD	State Street	03/26/2026	—	(144,750)
24,607,000 EUR	29,019,567 USD	State Street	03/26/2026	—	(93,607)
2,567,000 GBP	3,461,359 USD	State Street	03/26/2026	1,686	—
74,558,000 HKD	9,542,128 USD	State Street	03/26/2026	851	—
11,235,000 SGD	8,882,973 USD	State Street	03/26/2026	—	(15,611)
27,154,000 AUD	18,828,584 USD	UBS	03/11/2026	—	(494,909)
41,622,000 NOK	4,283,399 USD	UBS	03/11/2026	—	(93,825)
6,253,081 USD	9,018,000 AUD	UBS	03/11/2026	164,362	—
5,822,964 USD	7,890,000 CAD	UBS	03/11/2026	—	(36,692)
9,421,286 USD	7,278,000 CHF	UBS	03/11/2026	54,390	—
5,588,975 USD	9,277,000 NZD	UBS	03/11/2026	—	(22,237)
12,387,000 AUD	8,687,786 USD	Wells Fargo	03/11/2026	—	(127,125)
23,730,000 DKK	3,784,871 USD	Wells Fargo	03/11/2026	30,277	—
1,627,000 EUR	1,925,188 USD	Wells Fargo	03/11/2026	1,861	—
903,000 GBP	1,232,022 USD	Wells Fargo	03/11/2026	15,063	—
404,357,000 JPY	2,623,633 USD	Wells Fargo	03/11/2026	32,492	—
428,252,000 JPY	2,734,481 USD	Wells Fargo	03/11/2026	—	(9,781)
497,894,000 MXN	28,898,299 USD	Wells Fargo	03/11/2026	10,581	—
23,929,000 NZD	14,490,038 USD	Wells Fargo	03/11/2026	131,251	—
61,163,000 PLN	17,122,315 USD	Wells Fargo	03/11/2026	5,309	—
874,000 SEK	97,787 USD	Wells Fargo	03/11/2026	925	—
5,272,000 SEK	582,712 USD	Wells Fargo	03/11/2026	—	(1,563)
576,393 USD	824,000 AUD	Wells Fargo	03/11/2026	9,987	—
5,278,727 USD	7,417,000 AUD	Wells Fargo	03/11/2026	—	(597)
14,865,086 USD	20,263,000 CAD	Wells Fargo	03/11/2026	—	(4,853)
7,242,844 USD	5,563,000 CHF	Wells Fargo	03/11/2026	—	(32)
3,019,142 USD	2,557,000 EUR	Wells Fargo	03/11/2026	3,566	—
153,842 USD	129,000 EUR	Wells Fargo	03/11/2026	—	(1,347)
23,818,970 USD	17,639,000 GBP	Wells Fargo	03/11/2026	—	(47,161)
1,361,254 USD	211,529,000 JPY	Wells Fargo	03/11/2026	—	(5,765)
25,489,419 USD	441,630,000 MXN	Wells Fargo	03/11/2026	133,872	—
696,083 USD	1,153,000 NZD	Wells Fargo	03/11/2026	—	(4,216)
2,214,461 USD	19,954,000 SEK	Wells Fargo	03/11/2026	—	(3,039)
1,262,000 EUR	1,491,005 USD	Wells Fargo	03/26/2026	—	(2,100)
4,895,070,000 JPY	31,470,979 USD	Wells Fargo	03/26/2026	61,136	—
1,411,454 USD	1,048,000 GBP	Wells Fargo	03/26/2026	988	—
744,730 USD	550,000 GBP	Wells Fargo	03/26/2026	—	(3,468)
426,092 USD	3,844,000 SEK	Wells Fargo	03/26/2026	317	—
Total				10,678,231	(4,639,120)

Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	365	03/2026	JPY	4,847,930,000	307,744	—
Canadian Government 10-Year Bond	380	06/2026	CAD	46,679,200	149,751	—
Euro-Bobl	27	03/2026	EUR	3,171,420	25,649	—
Euro-BTP	42	03/2026	EUR	5,159,700	120,735	—
Euro-Bund	90	03/2026	EUR	11,720,700	182,313	—
Euro-Buxl 30-Year	124	03/2026	EUR	14,118,640	218,009	—
Long Gilt	135	06/2026	GBP	12,646,800	94,038	—
MSCI EAFE Index	1,316	03/2026	USD	208,263,580	17,498,700	—
MSCI Emerging Markets Index	1,836	03/2026	USD	147,219,660	18,594,204	—
S&P 500 Index E-mini	1,716	03/2026	USD	591,076,200	—	(163,154)
S&P/TSX 60 Index	229	03/2026	CAD	90,294,700	3,877,089	—
U.S. Treasury 10-Year Note	1,567	06/2026	USD	178,344,188	461,773	—
U.S. Treasury Ultra 10-Year Note	2,481	06/2026	USD	289,617,984	1,411,929	—
Total					42,941,934	(163,154)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(367)	03/2026	AUD	(40,580,041)	—	(399,118)
Euro STOXX 50 Index	(530)	03/2026	EUR	(32,610,900)	—	(1,606,984)
SPI 200 Index	(173)	03/2026	AUD	(39,660,250)	—	(1,380,806)
U.S. Treasury 5-Year Note	(627)	06/2026	USD	(69,058,172)	—	(192,183)
Total					—	(3,579,091)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	1.347	USD	203,807,000	709,401	—	—	709,401	—
CDX Emerging Markets Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	1.347	USD	4,640,000	(2,062)	—	—	—	(2,062)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.304	USD	347,090,040	2,968,102	—	—	2,968,102	—
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.304	USD	9,751,500	(17,741)	—	—	—	(17,741)
CDX North America Investment Grade Index, Series 45	Morgan Stanley	12/20/2030	1.000	Quarterly	0.557	USD	201,418,000	165,349	—	—	165,349	—
Total								3,823,049	—	—	3,842,852	(19,803)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SARON, SONIA, STIBOR or ESTR less spreads of 40-85 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 40-45 bps on long CFDs	Monthly	Goldman Sachs International	02/26/2029	USD	75,739,791	(778,202)	(538,646)	—	(1,316,848)
The following table represents the contracts for differences underlying the swap arrangement as of February 28, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	771,988	4,240,386	3,772	(0.3)
Broadstone Net Lease, Inc.	44,446	882,253	(20,445)	1.6
Capital & Counties Properties PLC	131,048	263,579	8,575	(0.7)
Fonciere Des Regions	18,540	1,196,463	162,480	(12.3)
WP Carey, Inc.	3,500	259,560	1,715	(0.1)
Health Care REITs
American Healthcare REIT, Inc.	35,926	1,904,078	(27,304)	2.1
Omega Healthcare Investors, Inc.	2,243	107,440	830	(0.1)
Primary Health Properties PLC	1,541,070	2,238,472	10,728	(0.8)
Target Healthcare REIT PLC	1,250,132	1,800,612	12,905	(1.0)
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	23,755	291,949	(713)	0.1
DiamondRock Hospitality Co.	17,900	178,821	895	(0.1)
Host Hotels & Resorts, Inc.	27,331	546,893	(11,479)	0.9
Park Hotels & Resorts, Inc.	18,498	212,172	(2,960)	0.2
Ryman Hospitality Properties, Inc.	23,125	2,360,600	(77,006)	5.8
Industrial REITs
ARGAN SA	20,197	1,591,843	103,037	(7.8)
EastGroup Properties, Inc.	2,460	474,362	8,561	(0.7)
First Industrial Realty Trust, Inc.	11,224	674,001	34,682	(2.6)
LondonMetric Property PLC	388,882	1,106,530	15,839	(1.2)
Rexford Industrial Realty, Inc.	22,024	827,441	(2,202)	0.2
Segro PLC	24,906	264,893	17,052	(1.3)
STAG Industrial, Inc.	18,539	711,527	15,573	(1.2)
Office REITs
BXP, Inc.	13,252	803,866	(40,816)	3.1
Gecina SA	4,380	390,117	14,257	(1.1)
Highwoods Properties, Inc.	10,640	244,188	(4,894)	0.4
Vornado Realty Trust	29,330	851,157	(42,235)	3.2
Real Estate Management & Development
TAG Immobilien AG	1	15	0	—
Residential REITs
AvalonBay Communities, Inc.	21,562	3,830,490	(9,056)	0.7
Equity LifeStyle Properties, Inc.	8,343	566,406	(6,091)	0.5
Unite Group PLC (The)	39,263	309,385	(43,245)	3.3
Retail REITs
Agree Realty Corp.	24,146	1,911,639	31,631	(2.4)
InvenTrust Properties Corp.	62,642	1,946,913	7,517	(0.6)
Klepierre	17,873	711,048	41,111	(3.1)

Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Macerich Co. (The)	42,658	801,544	71,666	(5.4)
NNN REIT, Inc.	17,041	763,266	9,032	(0.7)
Specialized REITs
Gaming and Leisure Properties, Inc.	95,413	4,510,172	156,477	(11.9)
Iron Mountain, Inc.	24,170	2,629,454	(11,118)	0.8
National Storage Affiliates Trust	6,737	229,530	6,400	(0.5)
Safestore Holdings PLC	88,091	940,256	1,161	(0.1)
Total		43,573,321	436,332

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
Land Securities Group PLC	(99,916)	(881,500)	13,455	(1.0)
Health Care REITs
Care Property Invest NV	(46,764)	(733,823)	(28,422)	2.2
Healthcare Realty Trust, Inc.	(34,165)	(633,077)	2,733	(0.2)
Sabra Health Care REIT, Inc.	(35,871)	(738,584)	1,435	(0.1)
Industrial REITs
Lineage, Inc.	(15,771)	(585,419)	(53,621)	4.1
Office REITs
Derwent London PLC	(59,879)	(1,434,835)	(23,729)	1.8
Great Portland Estates PLC	(419,770)	(1,875,887)	(85,569)	6.5
Inmobiliaria Colonial Socimi SA	(272,338)	(1,681,658)	(147,200)	11.2
Kilroy Realty Corp.	(12,266)	(390,181)	24,409	(1.9)
Workspace Group PLC	(204,780)	(1,147,037)	(39,642)	3.0
Real Estate Management & Development
Allreal Holding AG	(15,267)	(4,529,649)	(151,194)	11.5
Aroundtown SA	(484,204)	(1,624,673)	(122,997)	9.3
Atrium Ljungberg AB, Class B	(370,935)	(1,333,680)	(118,403)	9.0
Cibus Nordic Real Estate AB	(21,897)	(360,841)	(10,270)	0.8
Dios Fastigheter AB	(144,428)	(1,137,943)	14,667	(1.1)
Hufvudstaden AB	(223,406)	(3,105,403)	(122,684)	9.3
Kojamo OYJ	(160,018)	(1,806,448)	(56,908)	4.3
LEG Immobilien SE	(11,296)	(916,294)	(28,699)	2.2
Mobimo Holding AG	(1,714)	(849,044)	(43,792)	3.3
Sirius Real Estate Ltd.	(969,353)	(1,327,832)	(133,972)	10.2
Residential REITs
American Homes 4 Rent, Class A	(46,471)	(1,350,071)	(44,059)	3.3
Grainger PLC	(492,864)	(1,273,105)	(2,175)	0.2
Retail REITs
Regency Centers Corp.	(14,340)	(1,110,926)	(21,934)	1.7
Supermarket Income REIT PLC	(998,423)	(1,159,119)	(33,016)	2.5
Specialized REITs
EPR Properties	(3,070)	(179,441)	(2,947)	0.2
Total		(32,166,470)	(1,214,534)

Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/04/2027	USD	7,966,427	166,199	88,332	254,531	—
The following table represents the contracts for differences underlying the swap arrangement as of February 28, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	86,243	2,819,284	107,804	42.4
Office REITs
Brandywine Realty Trust	19,600	60,368	2,156	0.8
Residential REITs
Sun Communities, Inc.	22,169	2,914,558	110,623	43.5
Total		5,794,210	220,583

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(132,532)	(1,676,530)	(23,856)	(9.4)
Retail REITs
Tanger, Inc.	(14,199)	(495,687)	(30,528)	(12.0)
Total		(2,172,217)	(54,384)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs, and OBFR, SONIA, ESTR, SARON or STIBOR on short CFDs	Depreciation on underlying CFDs and OBFR, SONIA, ESTR, SARON or STIBOR plus a spread of 29.5-46.5 basis points on long CFDs	Monthly	UBS	12/01/2028	USD	26,752,969	54,842	(150,737)	—	(95,895)
The following table represents the contracts for differences underlying the swap arrangement as of February 28, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Industrial REITs
Americold Realty Trust, Inc.	89,404	1,101,457	95,662	(99.8)
Tritax Big Box REIT PLC	645,148	1,490,970	3,720	(3.9)

Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Retail REITs
Carmila SA	4,861	98,056	8,019	(8.4)
Mercialys SA	7,713	107,171	4,519	(4.7)
Unibail-Rodamco-Westfield	27,947	3,330,496	170,917	(178.2)
Specialized REITs
Big Yellow Group PLC	152,552	2,155,884	(26,127)	27.2
Extra Space Storage, Inc.	18,446	2,727,057	58,843	(61.4)
Total		11,011,091	315,553

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
ICADE	(71,907)	(1,779,481)	(43,300)	45.2
Hotel & Resort REITs
RLJ Lodging Trust	(209,866)	(1,739,789)	56,664	(59.1)
Industrial REITs
Terreno Realty Corp	(17,686)	(1,170,636)	2,299	(2.4)
Office REITs
Corporate Office Properties Trust	(16,480)	(523,075)	(659)	0.7
JBG Smith Properties	(26,169)	(418,181)	20,150	(21.0)
Real Estate Management & Development
Vonovia SE	(122,059)	(3,912,666)	(226,052)	235.7
Wallenstam AB	(367,764)	(1,752,106)	(108,624)	113.3
Residential REITs
UDR, Inc.	(9,172)	(348,536)	4,586	(4.8)
Retail REITs
Urban Edge Properties	(98,724)	(2,067,937)	(29,949)	31.2
Specialized REITs
Crown Castle International Corp.	(9,260)	(850,623)	21,483	(22.4)
Shurgard Self Storage Ltd.	(12,966)	(468,703)	41,424	(43.2)
VICI Properties, Inc.	(23,465)	(710,145)	1,267	(1.3)
Total		(15,741,878)	(260,711)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.640%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.975%
ESTR	Euro Short Term Rate	1.935%
OBFR	Overnight Bank Funding Rate	3.630%
SARON	Swiss Average Rate Overnight	(0.058)%
SOFR	Secured Overnight Financing Rate	3.670%
SONIA	Sterling Overnight Index Average	3.729%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.907%
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	259,653,120	159,741,391	(221,127,665)	36,516,163	234,783,009	—	26,872,336	6,559,043	19,913,741
Columbia Short-Term Cash Fund, 3.777%
	1,000,987,905	1,703,781,790	(1,824,887,866)	155,746	880,037,575	—	(61,081)	28,507,117	880,213,617
Total	1,260,641,025			36,671,909	1,114,820,584	—	26,811,255	35,066,160

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $330,307,653, which represents 12.85% of total net assets.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Adaptive Risk Allocation Fund  | 2026

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3QT214_05_T01_(04/26)